Financial instruments - Schedule of valuation technique and inputs for financial assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets	$ 434	$ 482
Level 3
Disclosure of financial assets [line items]
Financial assets	434	437
Level 3 | Market-based fair value approach
Disclosure of financial assets [line items]
Financial assets	434	437
Level 2
Disclosure of financial assets [line items]
Financial assets	0	45
Level 2 | Discounted Cash Flow Method
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 45